Use of Judgements and Estimates	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Use of Judgements and Estimates
4.	USE OF JUDGEMENTS AND ESTIMATES
In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expense. Actual results may differ. All estimates and underlying assumptions are reviewed on an ongoing basis. Revisions are recognized in the period in which the estimates are revised and in any future periods affected. Information about critical judgements and estimates in applying accounting policies that have the most significant effect on amounts recognized in the consolidated financial statements are as follows:

(a)	Judgements

(i)	Acquisitions
On the acquisition of a set of assets and liabilities, a company must determine whether what was acquired includes the inputs, processes and outputs necessary to constitute a business as defined in IFRS 3 –
Business Combinations
. If an acquired set of assets and liabilities includes goodwill, the set is presumed to be a business. Based on an assessment of the relevant facts and circumstances, the Company concluded that the acquisition of Leagold on March 10, 2020 met the criteria of a business combination and that Equinox Gold was the acquirer.

(ii)	Indicators of impairment
Judgement is required in assessing whether certain factors would be considered an indicator of impairment. The Company considers both external and internal sources of information in assessing whether there are any indications that CGUs are impaired, or reversal of impairment is needed. Factors considered include current and forecast economic conditions, internal projections and the Company’s market capitalization relative to its net asset carrying amount.

(iii)	Commencement of commercial production
Management considers several factors in determining when a mining property is capable of operating at levels intended by management. Until a mine is capable of operating at levels intended by management, costs incurred are capitalized as part of the costs of the related mining properties and proceeds from mineral sales are offset against costs capitalized. Depletion of capitalized costs for mining properties begins when the mine is capable of operating at levels intended by management. Amongst other quantitative and qualitative factors, throughput, mill grades, recoveries, and for a heap leach operation, stacking rates and irrigation rates, are assessed over a reasonable period to make this determination. The Company determined that Aurizona was capable of operating at levels intended by management effective July 1, 2019. The Company determined that Phase 1 of Castle Mountain was capable of operating at levels intended by management effective November 21, 2020.

(iv)	Investments
Management applies judgement in assessing whether the facts and circumstances pertaining to each investment result in the Company having control, joint control or significant influence over an investee. During the year ended December 31, 2019, the Company determined that Solaris Resources Inc. (“Solaris”) was no longer a controlled subsidiary as the Company’s ownership interest reduced to approximately 30% as a result of the completion of external financings, and Solaris was self-sustaining for an extended period with no capital injections made by Equinox Gold. The Company determined that it retained significant influence over Solaris, and accounts for its interest using the equity method effective June 30, 2019.
(v)	Functional currency
The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the entity operates. The Company has determined the functional currency of each entity is the US dollar. Assessment of functional currency involves certain judgements to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions that determined the primary economic environment.

(vi)	Contingencies
Contingencies can be either possible assets or liabilities arising from past events which, by their nature, will be resolved only when one or more uncertain future events occur or fail to occur. Such contingencies include, but are not limited to, environmental obligations, litigation, regulatory proceedings, tax matters and losses resulting from other events and developments. The assessment of the existence and potential impact of contingencies inherently involves the exercise of significant judgement regarding the outcome of future events.

(b)	Key sources of estimation uncertainty

(i)	Fair value of assets and liabilities acquired
Accounting for acquisitions requires estimates with respect to the fair value of the assets and liabilities acquired. Such estimates require valuation methods including discounted cash flows, depreciated replacement costs and other methods. These models use forecasted cash flows, discount rates, current replacement costs and other assumptions. Changes in these assumptions changes the value assigned to the acquired assets and liabilities and goodwill, if any. Significant assumptions related to the Company’s acquisition of Leagold are disclosed in note 5.

(ii)	Estimated recoverable ounces
The Company estimates recoverable ounces for determining the number of ounces in heap leach inventory. Changes to the estimates of recoverable ounces in the heap leach inventory can impact the Company’s ability to recover the carrying value of the inventory in the normal course of operations. Estimates of recoverable gold on the leach pads are calculated from the quantities of ore placed on the leach pads, the grade of ore placed on the leach pads and an estimated percentage of recovery. Timing and ultimate recovery of gold contained on leach pads can vary significantly from the estimates.

(iii)	Inventory valuation
Management values production inventory at the lower of weighted average production costs and net realizable value (“NRV”). Weighted average production costs include expenditures incurred and depreciation and depletion of assets used in mining and processing activities that are deferred and accumulated as the cost of ore in stockpiles, ore on leach pads, work-in-process
and finished metals inventories. The allocation of costs to ore in stockpiles, ore on leach pads and in-process
inventories and the determination of NRV involve the use of estimates. Costs are removed from the leach pad based on the average cost per recoverable ounce of gold and silver on the leach pad as gold is recovered.
(iv)	Impairment of mineral properties, plant and equipment
The determination of fair value less costs to sell and value in use of an asset or CGU requires management to make estimates and assumptions about expected production, sales volumes, commodity prices, mineral reserves, operating costs, closure and rehabilitation costs, future capital expenditures and discount rates. The estimates and assumptions are subject to risk and uncertainty, hence, there is a possibility that changes in circumstances will alter these projections, which may impact the recoverable amount of the asset or CGU. In such circumstances some or all of the carrying value of the assets may be further impaired or the impairment charge reduced with the impact recorded in net income (loss).

(v)	Mineral reserve and mineral resource estimates
The Company estimates its mineral reserves and mineral resources based on information compiled by qualified persons as defined by National Instrument (“NI”)
43-101.
Mineral reserves and for certain of the underground mines acquired on March 10, 2020, measured, indicated and inferred mineral resources, determined in this way are used in the calculation of depreciation, depletion and impairment charges, and for forecasting the timing of the payment of closure and restoration costs. In assessing the life of a mine for accounting purposes, mineral resources are taken into account only where there is a high degree of confidence of economic extraction.
There are numerous uncertainties inherent in estimating mineral reserves and resources, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may change the economic status of mineral reserves and resources and may, ultimately, result in mineral reserve and resources estimates being revised. Such changes in mineral reserves and resources could impact depreciation and depletion rates, asset carrying values and the provision for closure and restoration costs.

(vi)	Mine closure and reclamation costs
The Company’s provision for mine closure and reclamation cost obligations represents management’s best estimate of the present value of the future cash outflows required to settle the liability which reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above factors can result in a change to the provision recognized by the Company.
Changes to mine closure and reclamation cost obligations are recorded with a corresponding change to the carrying amounts of related mineral properties, plant and equipment for the year. Adjustments to the carrying amounts of related mineral properties, plant and equipment can result in a change to future depletion expense.
Assumptions with respect to the Company’s mine closure and reclamation costs are disclosed in note 13.
(vii)	Valuation of derivatives and other financial instruments
The valuation of the Company’s derivative financial instruments requires the use of option pricing models or other valuation techniques. Measurement of warrants with exercise prices denominated in Canadian dollars that are not listed for trading is based on an option pricing model that uses assumptions with respect to share price, expected life, share price volatility and discount rates. Measurement of foreign exchange contracts is based on forward foreign exchange rates. Measurement of gold hedge contracts is based on forward gold prices. Changes in these assumptions and estimates could result in changes in the fair value of these instruments and a corresponding change in the amount recognized in net income (loss). Significant assumptions related to derivatives are disclosed in note 12.

(viii)	Share-based payments
The Company utilizes the Black-Scholes Option Pricing Model (“Black-Scholes”) to estimate the fair value of stock options granted to directors, officers and employees. The use of Black-Scholes requires management to make various estimates and assumptions that impact the value assigned to the stock options including the expected volatility of the stock price, the risk-free interest rate, dividend yield, the expected life of the stock options and the number of options expected to vest. Any changes in these assumptions could change the amount of share-based compensation recognized. Significant assumptions related to share-based payments are disclosed in note 16(c).

(ix)	Income taxes and value-added taxes receivable
The determination of the Company’s tax expense for the period and deferred tax assets and liabilities involves significant estimation and judgement by management. In determining these amounts, management interprets tax legislation in a variety of jurisdictions and makes estimates of the expected timing of the reversal of deferred tax assets and liabilities. Management also makes estimates of future earnings, which affect the extent to which potential future tax benefits may be used. The Company is subject to assessments by various taxation authorities, which may interpret legislation differently. These differences may affect the final amount or the timing of the payment of taxes. The Company provides for such differences where known based on management’s best estimate of the probable outcome of these matters.
The Company has receivables from various governments for federal and state value-added taxes (“VAT”), and for federal income taxes. Significant estimates and judgements are involved in the assessment of recoverability of these receivables. Changes in management’s impairment assumptions may result in an additional impairment provision or a reduction to any previously recorded impairment provision, with the impact recorded in net income (loss).

(x)	Contingencies
Due to the nature of the Company’s operations, various legal, tax, environmental and regulatory matters are outstanding from time to time. In the event that management’s estimate of the future resolution of these matters changes, the Company will recognize the effects of these changes in its consolidated financial statements in the period in which such changes occur.